Land Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Land Inventories [Abstract]
Schedule of Detailed Information About the Land Inventories	The following table provides some detailed information about the land Inventories as of December 31, 2022 and 2021:
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2022, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	932	4,461	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	1,143	10,148	3,946
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	1,037	4,738	2,640
Maple Heights (see B4 below)	5%	30.7% right to profits	Planning and Permits		1,983	1,113	3,096	1,198
Maple Woods (see B5 below)	5%	36.9% right to profits	Planning and Permits	04/15/2022	4,615	490	5,105	2,928
Maple Reserve (see B6 below)	5%	35.6% right to profits	Planning and Permits	07/06/2022	13,847	865	14,712	10,433
Maple Park (see B7 below)	5%	35.8% right to profits	Planning and Permits	12/12/2022	6,181	191	6,372	3,100
Total					42,861	5,771	48,632	26,352
(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	241	3,770	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	354	9,359	3,015
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	242	3,943	473
Total					16,235	837	17,072	5,595
(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.